SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENT
NOTE 8: -SUBSEQUENT EVENT

On August 11, 2022, Lavie Bio Ltd. entered into a multi-year, strategic, collaboration agreement with ICL Group (“collaboration agreement”). As part of the collaboration agreement, ICL made a $10 million investment in Lavie Bio Ltd. under a SAFE (simple agreement for future equity). The investment amount will be allocated to a multi-year collaboration focused on developing novel bio-stimulant products to enrich fertilizer efficiency.